Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Taxes [Abstract]
PRC	$ 2,863,419	$ 2,516,211	$ 2,297,424
Non-PRC	(260,649)	(413,400)	(243,300)
Income (loss) before income taxes, total	$ 2,602,770	$ 2,102,811	$ 2,054,124